BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
Schedule of Investments (Unaudited)
March 31, 2025
	Shares	Value
COMMON STOCKS – 100.1%
AUSTRALIA – 4.9%
Midstream – 1.6%
APA Group	652,081	$3,230,272
Toll Roads – 3.3%
Transurban Group	763,481	6,430,577
Total AUSTRALIA		9,660,849
BRAZIL – 2.1%
Electricity Transmission & Distribution – 2.1%
Equatorial Energia SA	760,499	4,251,404
Total BRAZIL		4,251,404
CANADA – 5.8%
Midstream – 3.6%
TC Energy Corp.	149,430	7,056,921
Rail – 2.2%
Canadian Pacific Kansas City Ltd.	63,131	4,430,423
Total CANADA		11,487,344
CHINA – 1.4%
Gas Utilities – 1.4%
ENN Energy Holdings Ltd.	335,824	2,775,679
Total CHINA		2,775,679
FRANCE – 2.2%
Toll Roads – 2.2%
Getlink SE	246,981	4,265,595
Total FRANCE		4,265,595
HONG KONG – 1.6%
Integrated Utilities/Renewables – 1.6%
CLP Holdings Ltd.	381,194	3,103,216
Total HONG KONG		3,103,216
ITALY – 0.6%
Gas Utilities – 0.6%
Italgas SpA	159,222	1,141,656
Total ITALY		1,141,656
JAPAN – 3.1%
Airports – 1.2%
Japan Airport Terminal Co. Ltd.	90,665	2,499,616
Rail – 1.9%
East Japan Railway Co.	187,379	3,693,348
Total JAPAN		6,192,964
MEXICO – 2.4%
Airports – 2.4%
Grupo Aeroportuario del Pacifico SAB de CV	255,797	4,725,454
Total MEXICO		4,725,454
NETHERLANDS – 3.5%
Midstream – 2.0%
Koninklijke Vopak NV	92,087	4,000,710
Toll Roads – 1.5%
Ferrovial SE	66,462	2,972,703
Total NETHERLANDS		6,973,413
NEW ZEALAND – 2.3%
Airports – 2.3%
Auckland International Airport Ltd.	1,004,250	4,658,228
Total NEW ZEALAND		4,658,228
SPAIN – 4.4%
Electricity Transmission & Distribution – 1.5%
Redeia Corp. SA	147,454	2,959,599
Towers – 2.9%
Cellnex Telecom SA(a)	163,637	5,817,110
Total SPAIN		8,776,709
UNITED KINGDOM – 6.5%
Electricity Transmission & Distribution – 3.8%
National Grid PLC	575,993	7,513,420
Water – 2.7%
Pennon Group PLC	548,212	3,175,718
Severn Trent PLC	66,950	2,191,807
Total Water		5,367,525
Total UNITED KINGDOM		12,880,945
UNITED STATES – 59.3%
Circular Economy – 2.5%
American Water Works Co., Inc.	34,153	5,038,251
Electricity Infrastructure – 3.5%
CMS Energy Corp.	91,956	6,906,815
Electricity Transmission & Distribution – 7.2%
CenterPoint Energy, Inc.	181,313	6,568,970
PG&E Corp.	451,001	7,748,197
Total Electricity Transmission & Distribution		14,317,167
Gas Utilities – 3.1%
NiSource, Inc.	151,332	6,066,900
Integrated Utilities/Renewables – 18.8%
Duke Energy Corp.	95,066	11,595,200
Entergy Corp.	63,882	5,461,272
PPL Corp.	207,999	7,510,844
TXNM Energy, Inc.	72,090	3,855,373
Xcel Energy, Inc.	122,180	8,649,122
Total Integrated Utilities/Renewables		37,071,811
Midstream – 10.0%
Cheniere Energy, Inc.	31,216	7,223,383
Targa Resources Corp.	29,379	5,889,608
Williams Cos., Inc.	109,910	6,568,222
Total Midstream		19,681,213
Rail – 7.1%
CSX Corp.	162,264	4,775,430
Union Pacific Corp.	39,388	9,305,021
Total Rail		14,080,451
Towers – 7.1%
American Tower Corp.	9,479	2,062,630
Crown Castle, Inc.	47,597	4,961,035
SBA Communications Corp.	32,425	7,133,824
Total Towers		14,157,489
Total UNITED STATES		117,320,097
TOTAL COMMON STOCKS (Cost $158,252,189)		198,213,553
MONEY MARKET FUND – 0.6%
UNITED STATES – 0.6%
First American Treasury Obligations Fund - Class X, 4.26%(b)	1,174,978	1,174,978
TOTAL MONEY MARKET FUND (Cost $1,174,978)		1,174,978
Total Investments – 100.7% (Cost $159,427,167)		199,388,531
Liabilities in Excess of Other Assets – (0.7)%		(1,403,077)
TOTAL NET ASSETS – 100.0%		$197,985,454
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2025, the total value of all such securities was $5,817,110 or 2.9% of net assets.

(b)	The rate shown represents the seven-day yield as of March 31, 2025.

Abbreviations:
PLC	Public Limited Company

Brookfield Global Listed Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$–	$9,660,849	$–	$9,660,849
Brazil	4,251,404	–	–	4,251,404
Canada	11,487,344	–	–	11,487,344
China	–	2,775,679	–	2,775,679
France	–	4,265,595	–	4,265,595
Hong Kong	–	3,103,216	–	3,103,216
Italy	–	1,141,656	–	1,141,656
Japan	–	6,192,964	–	6,192,964
Mexico	4,725,454	–	–	4,725,454
Netherlands	–	6,973,413	–	6,973,413
New Zealand	4,658,228	–	–	4,658,228
Spain	–	8,776,709	–	8,776,709
United Kingdom	–	12,880,945	–	12,880,945
United States	117,320,097	–	–	117,320,097
Total Common Stocks	142,442,527	55,771,026	–	198,213,553
Money Market Fund:
United States	1,174,978	–	–	1,174,978
Total	$143,617,505	$55,771,026	$–	$199,388,531
For further information regarding security characteristics, see the Schedule of Investments.